Condensed Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash	$ 25,413	$ 821,331
Prepaid expenses	362,076	443,165
Total current assets	387,489	1,264,496
Investments held in Trust Account	375,029,850	375,007,974
Total Assets	375,417,339	376,272,470
Current liabilities:
Accounts payable	69,752	5,497
Due to related party	1,135
Accrued expenses	80,452	117,238
Note payable	440,000
Total current liabilities	591,339	122,735
Derivative warrant liabilities	34,841,670	28,500,590
Deferred underwriting commissions in connection with the initial public offering	13,125,000	13,125,000
Total liabilities	48,558,009	41,748,325
Commitments and Contingencies
Class A ordinary shares subject to possible redemption		329,524,140
Shareholders’ Equity:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	19,337,507	11,672,764
Accumulated deficit	(14,338,966)	(6,674,151)
Total shareholders’ equity	5,000,010	5,000,005
Total Liabilities and Shareholders’ Equity	375,417,339	376,272,470
Xos, Inc. [Member]
Current assets:
Cash	23,617,000	10,359,000	$ 19,000	$ 860,000
Accounts receivable, net	800,000	408,000	179,000
Inventory	6,808,000	1,867,000	1,569,000	317,000
Other current assets	1,753,000	56,000	16,000
Total current assets	32,978,000	12,690,000	1,783,000	1,177,000
Property and equipment, net	1,406,000	1,084,000	973,000	897,000
Total Assets	34,384,000	13,774,000	2,756,000	2,074,000
Current liabilities:
Accounts payable	587,000	1,168,000	1,478,000	719,000
Current portion of equipment loans payable	130,000	142,000	81,000	70,000
Current portion of convertible notes payable		18,360,000	1,000,000
Current portion derivative liability		6,394,000
Current portion of SAFE notes payable		30,000
Warrant liability	3,138,000	1,707,000
Other current liabilities	3,251,000	5,142,000	3,451,000	563,000
Total current liabilities	7,106,000	32,943,000	6,010,000	1,352,000
Equipment loans payable, net of current portion	101,000	166,000	188,000	273,000
Convertible notes payable, net of current portion			6,402,000	5,912,000
Derivative liability, net of current portion			690,000	427,000
Total liabilities	7,207,000	33,109,000	13,290,000	7,964,000
Commitments and Contingencies
Redeemable convertible preferred stock – $0.0001 par value Series A – 25,794 shares Authorized, 1,412 shares issued and outstanding at December 31, 2020	76,998,000	7,862,000
Shareholders’ Equity:
Common stock value	4,000	4,000	4,000	2,000
Additional paid-in capital	677,000	293,000	289,000	2,000
Accumulated deficit	(50,502,000)	(27,494,000)	(10,827,000)	(5,894,000)
Total shareholders’ equity	(49,821,000)	(27,197,000)	(10,534,000)	(5,890,000)
Total Liabilities and Shareholders’ Equity	34,384,000	13,774,000	$ 2,756,000	$ 2,074,000
Class A Ordinary Shares
Current liabilities:
Class A ordinary shares subject to possible redemption	321,859,320	329,524,140
Shareholders’ Equity:
Common stock value	532	455
Class B Ordinary Shares
Shareholders’ Equity:
Common stock value	$ 937	$ 937